Equity Incentive Plan (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
2021 Equity Inventive Plan [Member]
Equity Incentive Plan [Line Items]
Common stock issued (in Shares)			4,672,506
Share-Based Payment Arrangement, Option [Member]
Equity Incentive Plan [Line Items]
Share-based compensation expense	$ 9,120	$ 8,778	$ 28,862	$ 80,372
Outstanding Stock Options [Member]
Equity Incentive Plan [Line Items]
Unrecognized share-based compensation	14,493		$ 14,493
Weighted-average period			6 months 18 days
Restricted Stock Awards [Member]
Equity Incentive Plan [Line Items]
Share-based compensation expense		$ 5,755		$ 106,629
Unrecognized share-based compensation	$ 0		$ 0
Grant restricted stock (in Shares)
Unvested restricted stock (in Shares)